Not FDIC or NCUA Insured
No Financial Institution Guarantee
May Lose Value
BLANKK
FIRST QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia U.S. Treasury Index Fund

Portfolio of Investments
Columbia U.S. Treasury Index Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia U.S. Treasury Index Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations 98 .7%
U.S. Treasury Bonds
11/15/2027 6.125% 380,000 388,149
11/15/2028 5.250% 353,000 359,674
05/15/2030 6.250% 298,000 316,858
02/15/2031 5.375% 366,000 380,040
05/15/2037 5.000% 295,000 302,329
02/15/2038 4.375% 389,000 375,993
02/15/2039 3.500% 243,000 212,397
05/15/2039 4.250% 657,000 616,759
08/15/2039 4.500% 722,000 691,766
11/15/2039 4.375% 780,000 735,759
02/15/2040 4.625% 614,000 592,894
05/15/2040 1.125% 1,704,000 1,039,706
05/15/2040 4.375% 593,000 556,215
08/15/2040 1.125% 2,297,000 1,386,814
08/15/2040 3.875% 594,000 525,412
11/15/2040 1.375% 2,489,000 1,549,791
11/15/2040 4.250% 613,000 563,385
02/15/2041 1.875% 2,631,000 1,759,481
02/15/2041 4.750% 593,000 574,191
05/15/2041 2.250% 2,002,000 1,406,092
05/15/2041 4.375% 580,000 537,497
08/15/2041 1.750% 3,087,500 1,990,955
08/15/2041 3.750% 705,000 604,978
11/15/2041 2.000% 2,946,000 1,960,931
11/15/2041 3.125% 657,000 517,182
02/15/2042 2.375% 2,062,000 1,445,333
02/15/2042 3.125% 695,000 544,272
05/15/2042 3.000% 606,000 463,969
05/15/2042 3.250% 1,956,000 1,549,519
08/15/2042 2.750% 745,000 546,760
08/15/2042 3.375% 1,895,000 1,520,441
11/15/2042 2.750% 1,052,000 767,960
11/15/2042 4.000% 1,700,000 1,476,344
02/15/2043 3.125% 901,000 692,221
02/15/2043 3.875% 1,852,000 1,577,673
05/15/2043 2.875% 1,417,000 1,043,930
05/15/2043 3.875% 1,725,000 1,465,441
08/15/2043 3.625% 1,024,000 837,920
08/15/2043 4.375% 1,839,000 1,662,858
11/15/2043 3.750% 1,085,000 900,720
11/15/2043 4.750% 1,836,000 1,736,741
02/15/2044 3.625% 1,148,000 933,647
02/15/2044 4.500% 1,808,000 1,654,885
05/15/2044 3.375% 1,030,000 805,492
05/15/2044 4.625% 1,810,000 1,680,472
08/15/2044 3.125% 1,332,000 998,792
08/15/2044 4.125% 1,810,000 1,571,589
11/15/2044 3.000% 1,099,000 804,846
11/15/2044 4.625% 1,809,000 1,675,021
02/15/2045 2.500% 1,545,000 1,035,391
02/15/2045 4.750% 1,808,000 1,699,520
05/15/2045 3.000% 680,000 494,913
05/15/2045 5.000% 1,810,000 1,753,720
08/15/2045 2.875% 902,000 639,997
08/15/2045 4.875% 1,809,000 1,724,486
11/15/2045 3.000% 575,000 415,438
11/15/2045 4.625% 1,810,000 1,669,159
02/15/2046 2.500% 1,086,000 715,233
02/15/2046 4.625% 1,840,000 1,695,388
05/15/2046 2.500% 1,100,000 721,703
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
05/15/2046 5.000% 1,130,000 1,093,275
08/15/2046 2.250% 1,033,000 642,881
11/15/2046 2.875% 553,000 385,890
02/15/2047 3.000% 1,030,000 732,427
05/15/2047 3.000% 876,000 621,002
08/15/2047 2.750% 1,511,000 1,019,453
11/15/2047 2.750% 1,539,000 1,034,978
02/15/2048 3.000% 1,729,000 1,214,352
05/15/2048 3.125% 1,842,000 1,319,908
08/15/2048 3.000% 2,065,000 1,441,951
11/15/2048 3.375% 2,047,000 1,526,934
02/15/2049 3.000% 2,176,000 1,511,640
05/15/2049 2.875% 2,086,000 1,410,983
08/15/2049 2.250% 2,048,000 1,209,920
11/15/2049 2.375% 1,900,000 1,150,391
02/15/2050 2.000% 2,400,000 1,327,125
05/15/2050 1.250% 2,612,000 1,174,992
08/15/2050 1.375% 3,172,000 1,470,519
11/15/2050 1.625% 3,128,000 1,547,871
02/15/2051 1.875% 3,230,000 1,700,797
05/15/2051 2.375% 3,241,000 1,923,331
08/15/2051 2.000% 3,223,300 1,738,064
11/15/2051 1.875% 2,856,000 1,485,566
02/15/2052 2.250% 2,971,000 1,695,327
05/15/2052 2.875% 2,801,000 1,840,782
08/15/2052 3.000% 2,677,500 1,803,547
11/15/2052 4.000% 2,493,000 2,031,016
02/15/2053 3.625% 2,675,000 2,035,090
05/15/2053 3.625% 2,688,000 2,042,460
08/15/2053 4.125% 1,631,000 1,356,533
11/15/2053 4.750% 1,829,000 1,685,824
02/15/2054 4.250% 3,085,000 2,619,358
05/15/2054 4.625% 1,979,000 1,790,067
08/15/2054 4.250% 2,916,000 2,477,233
11/15/2054 4.500% 2,875,000 2,547,520
02/15/2055 4.625% 1,979,000 1,790,067
05/15/2055 4.750% 2,974,000 2,746,303
08/15/2055 4.750% 3,042,000 2,809,572
11/15/2055 4.625% 1,807,000 1,635,335
02/15/2056 4.750% 3,012,000 2,784,218
05/15/2056
5.000% 940,000 904,309
U.S. Treasury Notes
08/15/2027 2.250% 2,405,000 2,358,309
08/31/2027 3.125% 2,027,000 2,004,434
08/31/2027 3.625% 3,210,000 3,191,066
09/30/2027 0.375% 2,251,000 2,154,717
09/30/2027 3.500% 3,258,000 3,232,547
09/30/2027 4.125% 2,434,000 2,431,718
10/15/2027 3.875% 2,719,000 2,708,485
10/31/2027 0.500% 2,172,000 2,075,618
10/31/2027 3.500% 3,254,000 3,225,655
10/31/2027 4.125% 2,422,000 2,419,635
11/15/2027 2.250% 2,570,000 2,507,055
11/15/2027 4.125% 2,690,000 2,686,532
11/30/2027 0.625% 2,257,000 2,153,319
11/30/2027 3.375% 3,260,000 3,224,471
11/30/2027 3.875% 1,951,000 1,942,160
12/15/2027 4.000% 2,740,000 2,731,759
12/31/2027 0.625% 2,512,000 2,388,951
12/31/2027 3.375% 3,271,000 3,232,412
12/31/2027 3.875% 1,851,000 1,841,673

Portfolio of Investments
(continued)
Columbia U.S. Treasury Index Fund, July 31, 2026 (Unaudited)
Columbia U.S. Treasury Index Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
01/15/2028 4.250% 2,741,000 2,741,214
01/31/2028 0.750% 2,872,000 2,728,063
01/31/2028 3.500% 4,480,000 4,431,875
02/15/2028 2.750% 2,825,000 2,762,431
02/15/2028 4.250% 2,720,000 2,719,894
02/29/2028 1.125% 2,927,000 2,788,882
02/29/2028 3.375% 750,000 740,186
02/29/2028 4.000% 1,938,000 1,930,733
03/15/2028 3.875% 2,734,000 2,718,194
03/31/2028 1.250% 2,638,000 2,511,974
03/31/2028 3.625% 2,547,000 2,521,232
03/31/2028 3.875% 2,976,000 2,957,865
04/15/2028 3.750% 2,650,000 2,627,848
04/30/2028 1.250% 2,902,000 2,756,333
04/30/2028 3.500% 1,947,000 1,921,978
04/30/2028 3.750% 690,000 684,205
05/15/2028 2.875% 2,933,000 2,863,570
05/15/2028 3.750% 2,740,000 2,715,918
05/31/2028 1.250% 2,886,000 2,734,372
05/31/2028 3.625% 2,068,000 2,044,735
05/31/2028 4.000% 1,060,000 1,055,073
06/15/2028 3.875% 2,736,000 2,716,549
06/30/2028 1.250% 2,668,000 2,521,573
06/30/2028 4.000% 2,497,000 2,484,515
06/30/2028 4.125% 3,320,000 3,311,441
07/15/2028 3.875% 2,735,000 2,714,488
07/31/2028 1.000% 2,829,000 2,653,403
07/31/2028 4.125% 2,032,000 2,026,206
08/15/2028 2.875% 2,861,000 2,783,664
08/15/2028 3.625% 2,740,000 2,705,108
08/31/2028 1.125% 2,825,000 2,649,100
08/31/2028 4.375% 2,166,000 2,169,723
09/15/2028 3.375% 2,735,000 2,684,573
09/30/2028 1.250% 2,872,000 2,692,949
09/30/2028 4.625% 2,312,000 2,327,353
10/15/2028 3.500% 2,740,000 2,694,191
10/31/2028 1.375% 2,689,000 2,522,198
10/31/2028 4.875% 2,447,000 2,476,440
11/15/2028 3.125% 2,822,000 2,750,127
11/15/2028 3.500% 2,738,000 2,690,299
11/30/2028 1.500% 2,682,000 2,516,680
11/30/2028 4.375% 2,568,000 2,571,812
12/15/2028 3.500% 2,646,000 2,598,248
12/31/2028 1.375% 2,562,000 2,391,467
12/31/2028 3.750% 2,732,000 2,696,996
01/15/2029 3.500% 2,845,000 2,791,434
01/31/2029 1.750% 2,265,000 2,128,746
01/31/2029 4.000% 2,866,000 2,844,281
02/15/2029 2.625% 2,790,000 2,677,528
02/15/2029 3.500% 2,841,000 2,785,512
02/28/2029 1.875% 2,293,000 2,157,749
02/28/2029 4.250% 3,009,000 3,004,298
03/15/2029 3.500% 2,840,000 2,782,978
03/31/2029 2.375% 2,217,000 2,109,268
03/31/2029 4.125% 3,162,000 3,146,437
04/15/2029 3.875% 2,930,000 2,896,809
04/30/2029 2.875% 2,017,000 1,942,150
04/30/2029 4.625% 3,299,000 3,324,258
05/15/2029 2.375% 2,306,000 2,189,259
05/15/2029 3.875% 230,000 227,323
05/31/2029 2.750% 1,886,000 1,807,613
05/31/2029 4.500% 2,962,000 2,974,959
06/15/2029 4.125% 2,540,000 2,526,207
06/30/2029 3.250% 1,883,000 1,827,687
06/30/2029 4.250% 3,211,000 3,203,474
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
07/31/2029 2.625% 1,717,000 1,635,308
07/31/2029 4.000% 3,416,000 3,383,975
08/15/2029 1.625% 2,141,000 1,979,087
08/31/2029 3.125% 1,706,000 1,646,823
08/31/2029 3.625% 3,432,000 3,361,483
09/30/2029 3.500% 3,426,000 3,341,153
09/30/2029 3.875% 1,692,000 1,668,603
10/31/2029 4.000% 1,645,000 1,627,522
10/31/2029 4.125% 3,419,000 3,395,227
11/15/2029 1.750% 1,553,000 1,430,944
11/30/2029 3.875% 1,617,000 1,592,998
11/30/2029 4.125% 3,435,000 3,410,579
12/31/2029 3.875% 1,562,000 1,537,960
12/31/2029 4.375% 3,423,000 3,424,337
01/31/2030 3.500% 1,551,000 1,507,620
01/31/2030 4.250% 3,201,000 3,188,746
02/15/2030 1.500% 2,730,000 2,476,409
02/28/2030 4.000% 4,512,000 4,457,715
03/31/2030 3.625% 1,556,000 1,516,614
03/31/2030 4.000% 3,200,000 3,159,750
04/30/2030 3.500% 1,629,000 1,579,875
04/30/2030 3.875% 3,197,000 3,141,802
05/15/2030 0.625% 3,439,000 2,992,736
05/31/2030 3.750% 1,609,000 1,573,426
05/31/2030 4.000% 3,195,000 3,152,067
06/30/2030 3.750% 1,611,000 1,574,375
06/30/2030 3.875% 3,200,000 3,141,000
07/31/2030 3.875% 3,200,000 3,140,000
07/31/2030 4.000% 1,597,000 1,574,293
08/15/2030 0.625% 4,488,000 3,868,446
08/31/2030 3.625% 3,198,000 3,106,307
08/31/2030 4.125% 1,697,000 1,679,632
09/30/2030 3.625% 3,200,000 3,106,500
09/30/2030 4.625% 1,736,000 1,750,648
10/31/2030 3.625% 3,193,000 3,097,459
10/31/2030 4.875% 1,702,000 1,732,716
11/15/2030 0.875% 4,691,000 4,051,851
11/30/2030 3.500% 3,202,000 3,088,179
11/30/2030 4.375% 1,838,000 1,835,272
12/31/2030 3.625% 3,195,000 3,095,406
12/31/2030 3.750% 1,864,000 1,814,924
01/31/2031 3.750% 3,199,000 3,113,027
01/31/2031 4.000% 1,860,000 1,828,613
02/28/2031 3.500% 2,650,000 2,551,246
02/28/2031 4.250% 1,861,000 1,848,351
03/31/2031 3.875% 3,060,000 2,990,911
03/31/2031 4.125% 2,003,000 1,978,119
04/30/2031 3.875% 2,960,000 2,891,781
04/30/2031 4.625% 2,072,000 2,089,968
05/15/2031 1.625% 5,176,000 4,556,093
05/31/2031 4.625% 2,055,000 2,072,179
06/30/2031 4.125% 2,820,000 2,783,208
06/30/2031 4.250% 2,290,000 2,271,930
07/31/2031 4.125% 1,879,000 1,853,164
08/15/2031 1.250% 5,349,000 4,585,096
08/31/2031 3.750% 2,458,000 2,381,380
09/30/2031 3.625% 1,998,000 1,923,231
10/31/2031 4.125% 2,076,000 2,044,860
11/15/2031 1.375% 5,034,000 4,309,183
12/31/2031 4.500% 2,069,000 2,072,879
01/31/2032 4.375% 1,920,000 1,911,600
02/15/2032 1.875% 4,926,000 4,302,553
02/29/2032 4.125% 1,159,000 1,139,532
03/31/2032 4.125% 2,076,000 2,039,832
04/30/2032 4.000% 2,080,000 2,029,788

Portfolio of Investments
(continued)
Columbia U.S. Treasury Index Fund, July 31, 2026 (Unaudited)
Columbia U.S. Treasury Index Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
05/15/2032 2.875% 4,430,000 4,067,986
05/31/2032 4.125% 2,080,000 2,041,813
06/30/2032 4.000% 2,077,000 2,024,264
07/31/2032 4.000% 2,155,000 2,098,768
08/15/2032 2.750% 4,471,000 4,058,830
08/31/2032 3.875% 2,077,000 2,007,875
09/30/2032 3.875% 2,157,000 2,083,696
10/31/2032 3.750% 2,158,000 2,068,308
11/15/2032 4.125% 3,857,000 3,774,436
11/30/2032 3.750% 2,154,000 2,062,792
12/31/2032 3.875% 1,920,000 1,850,550
01/31/2033 4.000% 1,920,000 1,862,550
02/15/2033 3.500% 4,450,000 4,190,648
02/28/2033 3.750% 1,920,000 1,834,950
03/31/2033 4.250% 2,150,000 2,114,055
04/30/2033 4.125% 1,840,000 1,794,863
05/15/2033 3.375% 4,443,000 4,139,626
05/31/2033 4.250% 1,820,000 1,787,723
08/15/2033 3.875% 4,712,000 4,516,526
11/15/2033 4.500% 4,981,000 4,956,095
02/15/2034 4.000% 5,219,000 5,020,841
05/15/2034 4.375% 5,464,000 5,378,624
08/15/2034 3.875% 5,462,000 5,188,046
11/15/2034 4.250% 5,471,000 5,323,966
02/15/2035 4.625% 5,459,000 5,447,057
05/15/2035 4.250% 5,470,000 5,305,899
08/15/2035 4.250% 5,464,000 5,291,542
11/15/2035 4.000% 5,470,000 5,186,243
02/15/2036 4.125% 5,250,000 5,018,672
05/15/2036
4.375% 2,840,000 2,765,894
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 632,406,199 ) 607,981,446
. Shares
.....
Value ($)
Money Market Funds 0 .2%
Columbia Short-Term Cash Fund, 3.813%
(a),(b)
1,091,991 1,091,336
1 1 1
Total Money Market Funds
(Cost $ 1,091,295 ) 1,091,336
Total Investments in Securities
(Cost $ 633,497,494 ) 609,072,782
Other Assets & Liabilities, Net 6,897,308
Net Assets 615,970,090

Portfolio of Investments
(continued)
Columbia U.S. Treasury Index Fund, July 31, 2026 (Unaudited)
Columbia U.S. Treasury Index Fund | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
7,346,497
12,114,877
(18,370,056)

1,091,336
—
(133)
16,210
1,091,991
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) The rate shown is the seven-day current annualized yield at July 31, 2026.
(b) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:

1QT237_(09/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.